Tax Receivables and Tax Payables (Tables)	12 Months Ended
Dec. 31, 2024
Tax Receivables And Tax Payables [Abstract]
Summary of Breakdown of Tax Receivables and Tax Payables	The breakdown in the account is as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Tax receivables	17,440	14,338
Tax payables	(25,431)	(30,798)